Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2015
Supplemental Cash Flow Information
Supplemental Cash Flow Information

19. Supplemental Cash Flow Information

Noncash activities were as follows:

	Nine Months Ended September 30,		Year Ended December 31,
	2015	2014	2014	2013	2012
Purchase price for acquisition of real property interests included in due to Landmark and affiliates	$—	$981,966	$—	$963,067	$—
Offering costs included in due to Landmark and affiliates	—	347,807	—	—	—
Accrued offering costs	—	3,367,459	—	—	—
Accrued deferred loan costs	—	657,448	—	—	—
Capital contribution to fund general and administrative expense reimbursement	1,465,040	—	12,349	—	—
Contributions of real property interests by Landmark	101,425	8,196,662	13,824,871	7,304,749	16,047,173
Fair value adjustment of investments in receivables	11,862	—	284,294	—	—

Cash flows related to interest paid was as follows:

	Nine Months Ended September 30,		Year Ended December 31,
	2015	2014	2014	2013	2012
Cash paid for interest	$4,846,483	$4,331,505	$6,290,506	$4,260,877	$1,459,611